Cover	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 8, 2021, Quest Resource Holding Corporation (the “Company”) filed a Current Report on Form 8-K Original Report”) reporting, among other things, that, on December 7, 2021, the Company’s wholly-owned subsidiary, Quest Sustainability Services, Inc. (“Buyer”), entered into a membership interest purchase agreement (the “MIPA”) by and among Buyer, Rome Holdings, LLC, M&A Business Consulting, Inc., and solely for purposes of Section 5.3(a) therein, Anthony J. DiIenno, Sr., RWS Investors, LLC and ATAR RWS Investors, LLC, and completed the acquisition of all of the outstanding membership interests of RWS Facility Services, LLC (the “Business”) as set forth in the MIPA. The Company is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Original Report to include certain financial statements of the Business and certain pro forma financial information of the Company, as required by Item 9.01(a) and Item 9.01(b), respectively, of Form 8-K. The Original Report also indicated that pursuant to Items 9.01(a) and 9.01(b), the Company would file financial statements of InStream Environmental, LLC (“InStream”) following the Company’s acquisition of the assets of InStream on December 3, 2022, together with pro forma financial information. Upon further analysis of the financial statements of InStream for the fiscal year ended December 31, 2020, the Company has determined that financial statements of InStream and pro forma financial information giving effect to the acquisition of InStream are no longer required to be filed pursuant to Item 9.01 of Form 8-K. Accordingly, the Company hereby amends the Original Report to eliminate the references to the subsequent filing of financial statements of InStream and pro forma financial information giving effect to the acquisition of InStream. Except as described in this Explanatory Note, this Amendment does not amend or otherwise update the Original Report. Therefore, this Amendment should be read in conjunction with the Original Report.
Document Period End Date	Dec. 01, 2021
Entity File Number	001-36451
Entity Registrant Name	QUEST RESOURCE HOLDING CORPORATION
Entity Central Index Key	0001442236
Entity Tax Identification Number	51-0665952
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3481 Plano Parkway
Entity Address, City or Town	The Colony
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	972
Local Phone Number	464-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	QRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false